Earnings Per Share	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share
16.	Earnings Per Share

Basic and diluted earnings per share is calculated as follows:

	For the fiscal years ended June 30,
	2025	2024	2023
Numerator:
Net income	$1,858,570	$7,369,119	$4,814,703
Denominator:
Weighted average number of ordinary shares outstanding*
Basic and diluted	37,430,968	30,280,768	30,280,768

Earnings per ordinary share
Basic and diluted	$0.05	$0.24	$0.16
*	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.